Technology and Development Expenses (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Summary of Technology and Development Expenses

Technology and development expenses are composed of the following:

	2022	2021	2020
Salaries and wages (i)	2,969	1,381	1,072
Software licenses (ii)	1,294	487	292
Infrastructure expenses (iii)	1,496	792	298
Information and technology security expenses (iv)	298	176	161
Other technology expenses	291	550	182
Total Technology and development expenses	6,348	3,386	2,005

(i)
Consist primarily of fulltime equivalents (“FTE”)’ compensation related to product and technology development, excluding the capitalized salaries and wages related to internally generated software. For further detail on total salaries and wages refer to Note 9: Employee Benefits.
(ii)
Consist of software licenses exclusively used by the technology development department for the development of the platform.
(iii)
Corresponds to information technology costs to support our infrastructure and back-office operations.
(iv)
Comprises expenses of overall monitoring and security of our network and platform.